Note 22 - Parent Company Condensed Financial Information (Details) - Condensed Statements of Income - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 22 - Parent Company Condensed Financial Information (Details) - Condensed Statements of Income [Line Items]
Dividend and other income	$ 30			$ 26						$ 52	$ 65	$ 114	$ 99
Other operating expenses	(613)			(601)						(1,277)	(1,170)	(2,623)	(2,616)
Income tax benefit	(487)	$ (450)	$ (611)	(692)	$ (559)	$ (534)	$ (653)	$ (557)	$ (511)	(956)	(1,251)	(2,312)	(2,255)
Net income	$ 1,228	$ 1,255	$ 1,524	$ 1,518	$ 1,297	$ 1,244	$ 1,426	$ 1,210	$ 1,194	$ 2,694	$ 2,815	5,594	5,074
Parent Company [Member]
Note 22 - Parent Company Condensed Financial Information (Details) - Condensed Statements of Income [Line Items]
Dividend and other income												4,120	2,847
Other operating expenses												(376)	(253)
Income before income taxes and equity in undistributed net income of subsidiaries												3,744	2,594
Income tax benefit												145	98
Income before equity in undistributed net income of subsidiaries												3,889	2,692
Equity in undistributed net income of subsidiaries												1,705	2,382
Net income												$ 5,594	$ 5,074